Pension and Other Postretirement Employee Benefit Plans (Details) (Textuals) (USD $)	Mar. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Pension and OPEB Plans
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Fair value of plan assets	$ 12,500,000,000	$ 12,200,000,000
Defined benefit pension plans, U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Expected cost of funding benefits	42,000,000
Defined benefit pension plans, Non-U.S. [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Fair value of plan assets	2,800,000,000	2,600,000,000
Expected cost of funding benefits	166,000,000
OPEB Plans [Member]
Pension and other postretirement employee benefit plans (Numeric) [Abstract]
Expected cost of funding benefits	$ 2,000,000